Financial Instruments - Estimated Fair Values Of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Total
Financial Instruments
Cash and cash equivalents	$ 319,573	$ 129,410
Restricted cash	13,000	346
Equity participation ZIM	268,595	423,024
Secured long-term debt, including current portion	585,149	842,035
Unsecured long-term debt	297,885	300,000
Book Value
Financial Instruments
Cash and cash equivalents	319,573	129,410
Restricted cash	13,000	346
Equity participation ZIM	268,595	423,024
Secured long-term debt, including current portion	585,149	842,035
Unsecured long-term debt	$ 300,000	$ 300,000